Guarantees, commitments, pledged assets and contingencies - Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Financial guarantees [member] | Financial standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 27,222	$ 23,314
Commitments to extend credit [member] | Backstop liquidity facilities [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	53,090	51,544
Commitments to extend credit [member] | Credit enhancements [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	3,482	3,226
Commitments to extend credit [member] | Documentary and commercial letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	559	291
Commitments to extend credit [member] | Other commitments to extend credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	321,836	301,132
Other Credit-Related Commitments [Member] | Securities lending indemnifications [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	81,347	95,055
Other Credit-Related Commitments [Member] | Performance guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	12,283	7,503
Other Credit-Related Commitments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	446	203
Other Credit-Related Commitments [Member] | Sponsored Member Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 50,241	$ 14,043